SCHEDULE OF CONSTRUCTION SERVICES PURCHASED FROM A RELATED PARTY (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cumica [Member] | Construction Service Consumed [Member]
Related Party Transaction [Line Items]
Construction service consumed from a related party	¥ 153,200